ACQUISITIONS (Tables)	9 Months Ended
Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF INTANGIBLE ASSETS ACQUIRED

The Company allocated the aggregate purchase price for the acquisition based upon the tangible and intangible assets acquired, net of liabilities. The allocation of the purchase price is detailed below:

Allocation of purchase price
Trade name	$70,000
Internally developed software	240,000
Customer relationships	2,000,000
Goodwill	1,240,000
Total purchase price	$3,550,000

SUMMARY OF NOTES PAYABLE

 SUMMARY OF NOTES PAYABLE

Note date	Maturity date	Interest rate	April 30, 2021
6/1/2019	6/1/2021	9.5%	$1,700,000
6/30/2020	6/30/2021	9.5%	120,000
8 notes from 10/2019 – 8/2020	9/1/2021	9.5%	3,850,000
9/15/2020	9/15/2021	9.5%	250,000
11/24/2020	11/24/2021	9.5%	300,000
Total notes payable			$6,220,000